Note 21 - Loan Note Instruments - Loans (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Statement Line Items [Line Items]
Interest paid			$ 624	$ 992
Borrowings	$ 9,137		9,137		$ 7,112
Current	855		855		665
Non-current	8,282		8,282		6,447
Borrowings	9,137		9,137		7,112
Opening balance			7,112
Amounts received	0	$ 0	1,939	7,000
Finance cost accrued			624	992
Closing balance	9,137		9,137		7,112
Solar loan notes, February 2, 2023 [member]
Statement Line Items [Line Items]
Interest paid			624	373
Borrowings	9,137		9,137		7,112
Borrowings	9,137		9,137		7,112
Opening balance			7,112
Finance cost accrued			624	373
Closing balance	9,137		9,137		7,112
Solar loan notes, February 2, 2023 [member] | Caledonia mining services (Private) Limited [member]
Statement Line Items [Line Items]
Interest paid			624		549
Borrowings	9,137		9,137		7,112
Borrowings	9,137		9,137		7,112
Opening balance			7,112	0	0
Amounts received			2,000		7,000
Transaction costs			(61)		(105)
Finance cost accrued			624		549
Repayment - finance cost paid			(538)		(332)
Closing balance	$ 9,137		9,137		$ 7,112
Motapa [member]
Statement Line Items [Line Items]
Interest paid			0	619
Finance cost accrued			$ 0	$ 619